Summary of Significant Accounting Policies (Details) - Schedule of fair value recurring basis using significant unobservable inputs - Warrant liabilities [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 29,558
Warrant liabilities resulting from SPAC Transaction		36,121
Fair value change	¥ (16,421)	(3,904)
Exercised (in Shares)	(115)
Exchange difference	¥ (2,698)	(2,659)
Balance	¥ 10,324	¥ 29,558